UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-04627

Name of Registrant: Vanguard Convertible Securities Fund

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: November 30th

Date of reporting period: February 28, 2015

Item 1: Schedule of Investments

Vanguard Convertible Securities Fund

Schedule of Investments
As of February 28, 2015

					Market
					Value
				Shares	($000)
Common Stocks (0.0%)
Energy (0.0%)
Halcon Resources Corp.				119,533	229
Total Common Stocks (Cost $240)					229
				Face
		Maturity		Amount
	Coupon	Date	Currency	(000)
Convertible Bonds (90.6%)
Consumer Discretionary (8.9%)
ABC-Mart Inc. Cvt.	0.000%	2/5/18	JPY	540,000	6,636
Asics Corp. Cvt.	0.000%	3/1/19	JPY	150,000	1,596
Cineplex Inc. Cvt.	4.500%	12/31/18	CAD	4,453	3,918
Ctrip.com International Ltd. Cvt.	1.250%	10/15/18	USD	137	132
Enterprise Funding Ltd. Cvt.	3.500%	9/10/20	GBP	1,600	2,137
FF Group Finance Luxembourg Cvt.	1.750%	7/3/19	EUR	6,300	6,076
Iconix Brand Group Inc. Cvt.	1.500%	3/15/18	USD	7,355	8,849
Jarden Corp. Cvt.	1.500%	6/15/19	USD	12,490	17,915
1 Jarden Corp. Cvt.	1.125%	3/15/34	USD	19,709	23,835
K's Holdings Corp. Cvt.	0.000%	12/20/19	JPY	590,000	5,579
Liberty Media Corp. Cvt.	1.375%	10/15/23	USD	25,130	25,099
Lotte Shopping Co. Ltd. Cvt.	0.000%	1/24/18	KRW	4,200,000	3,702
Misarte Cvt.	3.250%	1/1/16	EUR	2,550	3,795
NH Hoteles SA Cvt.	4.000%	11/8/18	EUR	5,700	7,598
priceline.com Inc. Cvt.	0.350%	6/15/20	USD	24,970	29,340
ResortTrust Inc. Cvt.	0.000%	12/1/21	JPY	560,000	5,282
SAF-Holland SA Cvt.	1.000%	9/12/20	EUR	3,200	4,461
Steinhoff Finance Holding GmbH Cvt.	4.000%	1/30/21	EUR	4,000	6,319
Takashimaya Co. Ltd. Cvt.	0.000%	12/11/20	JPY	420,000	3,801
Tesla Motors Inc. Cvt.	1.250%	3/1/21	USD	6,505	5,517
					171,587
Consumer Staples (2.1%)
Hengan International Group Co. Ltd. Cvt.	0.000%	6/27/18	HKD	28,000	3,777
Herbalife Ltd. Cvt.	2.000%	8/15/19	USD	13,940	10,490
J Sainsbury PLC Cvt.	1.250%	11/21/19	GBP	3,200	5,303
Marine Harvest ASA Cvt.	2.375%	5/8/18	EUR	3,400	5,215
Olam International Ltd. Cvt.	6.000%	10/15/16	USD	6,600	6,864
Rallye SA Cvt.	1.000%	10/2/20	EUR	3,380	4,277
Sonae Investments BV Cvt.	1.625%	6/11/19	EUR	4,600	5,163
					41,089
Energy (5.2%)
BPZ Resources Inc. Cvt.	8.500%	10/1/17	USD	7,060	1,200
BW Group Ltd. Cvt.	1.750%	9/10/19	USD	5,000	4,343
Cam 2012 SPA Cvt.	5.625%	10/26/17	EUR	3,700	5,282
Cobalt International Energy Inc. Cvt.	3.125%	5/15/24	USD	25,530	19,706
Helix Energy Solutions Group Inc. Cvt.	3.250%	3/15/32	USD	6,451	6,536
Lukoil International Finance BV Cvt.	2.625%	6/16/15	USD	7,000	6,878
RAG-Stiftung Cvt.	0.000%	2/18/21	EUR	100	116
1 Scorpio Tankers Inc. Cvt.	2.375%	7/1/19	USD	27,680	26,953
SEACOR Holdings Inc. Cvt.	2.500%	12/15/27	USD	18,625	19,498
SEACOR Holdings Inc. Cvt.	3.000%	11/15/28	USD	8,680	7,720

Subsea 7 SA Cvt.	1.000%	10/5/17	USD	400	354
Technip SA Cvt.	0.500%	1/1/16	EUR	1,206	1,349
					99,935
Financials (8.9%)
Alstria Office REIT-AG Cvt.	2.750%	6/14/18	EUR	2,600	3,701
American Realty Capital Properties Inc. Cvt.	3.750%	12/15/20	USD	3,510	3,304
AmTrust Financial Services Inc. Cvt.	2.750%	12/15/44	USD	13,070	11,363
AYC Finance Ltd. Cvt.	0.500%	5/2/19	USD	2,886	3,261
Azimut Holding SPA Cvt.	2.125%	11/25/20	EUR	8,300	11,476
Beni Stabili SPA Cvt.	3.375%	1/17/18	EUR	1,600	2,268
BES Finance Ltd. Cvt.	3.500%	12/6/15	USD	5,000	4,960
BNP Paribas SA Cvt.	0.250%	9/21/15	EUR	4,300	5,362
BNP Paribas SA Cvt.	0.250%	9/27/16	EUR	1,600	2,057
British Land Jersey Ltd. Cvt.	1.500%	9/10/17	GBP	2,200	4,184
Caja de Ahorros y Pensiones de Barcelona
Cvt.	1.000%	11/25/17	EUR	9,500	12,120
CapitaCommercial Trust Cvt.	2.500%	9/12/17	SGD	4,000	3,427
1 CapitaLand Ltd. Cvt.	1.850%	6/19/20	SGD	2,750	1,995
CapitaLand Ltd. Cvt.	1.950%	10/17/23	SGD	2,500	1,958
Carillion Finance Jersey Ltd. Cvt.	2.500%	12/19/19	GBP	500	835
China Overseas Grand Oceans Finance
Cayman Ltd. Cvt.	2.000%	3/21/17	HKD	27,000	3,471
Colony Financial Inc. Cvt.	5.000%	4/15/23	USD	9,164	10,086
Deutsche Euroshop AG Cvt.	1.750%	11/20/17	EUR	2,700	4,297
Deutsche Wohnen AG Cvt.	0.500%	11/22/20	EUR	3,000	4,707
1 Element Financial Corp. Cvt.	5.125%	6/30/19	CAD	13,469	12,579
Fonciere Des Regions Cvt.	3.340%	1/1/17	EUR	1,482	1,991
Grand City Properties SA Cvt.	1.500%	2/24/19	EUR	1,400	2,488
Industrivarden AB Cvt.	0.000%	5/15/19	SEK	13,000	1,736
INTU Jersey Ltd. Cvt.	2.500%	10/4/18	GBP	1,900	3,330
National Bank of Abu Dhabi PJSC Cvt.	1.000%	3/12/18	USD	1,000	1,055
Nexity SA Cvt.	0.630%	1/1/20	EUR	2,248	2,808
Portfolio Recovery Associates Inc. Cvt.	3.000%	8/1/20	USD	20,868	21,990
SBI Holdings Inc. Cvt.	0.000%	11/2/17	JPY	330,000	3,069
Siem Industries Inc. Cvt.	1.000%	9/12/19	USD	9,800	9,188
St. Modwen Properties Securities Jersey Ltd.
Cvt.	2.875%	3/6/19	GBP	4,700	7,950
Swiss Life Holding AG Cvt.	0.000%	12/2/20	CHF	140	171
Unite Jersey Issuer Ltd. Cvt.	2.500%	10/10/18	GBP	4,100	7,392
					170,579
Health Care (24.9%)
1 Aegerion Pharmaceuticals Inc. Cvt.	2.000%	8/15/19	USD	5,520	5,227
Alere Inc. Cvt.	3.000%	5/15/16	USD	7,723	8,823
Allscripts Healthcare Solutions Inc. Cvt.	1.250%	7/1/20	USD	16,935	16,617
BioMarin Pharmaceutical Inc. Cvt.	0.750%	10/15/18	USD	10,670	14,178
BioMarin Pharmaceutical Inc. Cvt.	1.500%	10/15/20	USD	23,385	32,067
Brookdale Senior Living Inc. Cvt.	2.750%	6/15/18	USD	19,465	26,922
Cepheid Inc. Cvt.	1.250%	2/1/21	USD	13,075	14,530
Depomed Inc. Cvt.	2.500%	9/1/21	USD	9,335	12,229
Elekta AB Cvt.	2.750%	4/25/17	SEK	26,207	3,460
Emergent Biosolutions Inc. Cvt.	2.875%	1/15/21	USD	5,666	6,711
Fluidigm Corp. Cvt.	2.750%	2/1/34	USD	6,580	7,271
Fresenius Medical Care AG & Co. KGaA Cvt.	1.125%	1/31/20	EUR	800	1,086
HealthSouth Corp. Cvt.	2.000%	12/1/43	USD	20,460	24,769
HeartWare International Inc. Cvt.	3.500%	12/15/17	USD	7,025	7,894
Hologic Inc. Cvt.	2.000%	12/15/37	USD	4,020	5,842
Hologic Inc. Cvt.	2.000%	3/1/42	USD	28,611	35,299

1 Illumina Inc. Cvt.	0.500%	6/15/21	USD	21,230	25,051
Insulet Corp. Cvt.	2.000%	6/15/19	USD	10,879	10,811
1 Jazz Investments I Ltd. Cvt.	1.875%	8/15/21	USD	32,052	37,180
1 Ligand Pharmaceuticals Inc. Cvt.	0.750%	8/15/19	USD	8,845	8,922
Medidata Solutions Inc. Cvt.	1.000%	8/1/18	USD	14,805	16,591
Molina Healthcare Inc. Cvt.	1.625%	8/15/44	USD	5,305	6,648
1 Molina Healthcare Inc. Cvt.	1.625%	8/15/44	USD	13,255	16,610
Nikkiso Co. Ltd. Cvt.	0.000%	8/2/18	JPY	245,000	2,030
NuVasive Inc. Cvt.	2.750%	7/1/17	USD	24,995	31,416
Omnicare Inc. Cvt.	3.250%	12/15/35	USD	7,993	9,367
Omnicare Inc. Cvt.	3.500%	2/15/44	USD	26,860	32,769
Orpea Cvt.	1.750%	1/1/20	EUR	2,687	4,333
Qiagen NV Cvt	0.375%	3/19/19	USD	3,200	3,516
Qiagen NV Cvt	0.875%	3/19/21	USD	3,600	4,023
Shionogi & Co. Ltd. Cvt.	0.000%	12/17/19	JPY	570,000	5,378
Spectranetics Corp. Cvt.	2.625%	6/1/34	USD	14,940	18,992
Terumo Corp. Cvt.	0.000%	12/6/21	JPY	730,000	6,819
1 Wright Medical Group Inc. Cvt.	2.000%	2/15/20	USD	15,830	16,058
					479,439
Industrials (9.1%)
1 51job Inc. Cvt.	3.250%	4/15/19	USD	5,425	5,679
Aecon Group Inc. Cvt.	5.500%	12/31/18	CAD	4,503	3,746
Air Lease Corp. Cvt.	3.875%	12/1/18	USD	2,409	3,504
Astaldi SPA Cvt.	4.500%	1/31/19	EUR	600	745
Chart Industries Inc. Cvt.	2.000%	8/1/18	USD	5,995	5,781
China Merchants Holdings Pacific Ltd. Cvt.	1.250%	11/6/17	HKD	16,000	2,303
Daifuku Co. Ltd. Cvt.	0.000%	10/2/17	JPY	100,000	998
DP World Ltd. Cvt.	1.750%	6/19/24	USD	5,200	5,543
GVM Debentures Lux 1 SA Cvt.	5.750%	2/14/18	EUR	4,600	5,328
1 Huron Consulting Group Inc. Cvt.	1.250%	10/1/19	USD	12,680	13,774
Johnson Electric Holdings Ltd. Cvt.	1.000%	4/2/21	USD	9,000	9,461
Kawasaki Kisen Kaisha Ltd. Cvt.	0.000%	9/26/18	JPY	530,000	5,544
KEYW Holding Corp. Cvt.	2.500%	7/15/19	USD	9,445	7,633
Larsen & Toubro Ltd. Cvt.	0.675%	10/22/19	USD	4,867	5,371
LIXIL Group Corp. Cvt.	0.000%	3/4/22	JPY	770,000	6,654
Macquarie Infrastructure Co. LLC Cvt.	2.875%	7/15/19	USD	6,660	7,838
MISUMI Group Inc. Cvt.	0.000%	10/22/18	USD	4,600	5,477
Nagoya Railroad Co. Ltd. Cvt.	0.000%	12/11/24	JPY	750,000	6,834
OCI Cvt.	3.875%	9/25/18	EUR	5,200	7,115
Prysmian SPA Cvt.	1.250%	3/8/18	EUR	3,300	4,017
Sacyr SA Cvt.	4.000%	5/8/19	EUR	4,400	4,889
Schindler Holding AG Cvt.	0.375%	6/5/17	CHF	3,300	3,525
Shine Power International Ltd. Cvt.	0.000%	7/28/19	HKD	4,000	491
Siemens Financieringsmaatschappij NV Cvt.	1.050%	8/16/17	USD	2,000	2,250
Siemens Financieringsmaatschappij NV Cvt.	1.650%	8/16/19	USD	8,500	9,979
Societa Iniziative Autostradali e Servizi SPA
Cvt.	2.625%	6/30/17	EUR	1,195	1,437
1 SolarCity Corp. Cvt.	1.625%	11/1/19	USD	20,635	18,107
Tong Jie Ltd. Cvt.	0.000%	2/18/18	HKD	30,000	3,907
1 UTi Worldwide Inc. Cvt.	4.500%	3/1/19	USD	15,095	17,114
					175,044
Information Technology (25.4%)
Advanced Semiconductor Engineering Inc.
Cvt.	0.000%	9/5/18	USD	3,800	4,953
Alcatel-Lucent Cvt.	0.000%	1/30/19	EUR	1,144	1,425
Alcatel-Lucent Cvt.	0.130%	1/30/20	EUR	3,067	3,919
1 AOL Inc. Cvt.	0.750%	9/1/19	USD	21,320	21,507

	ASM Pacific Technology Ltd. Cvt.	2.000%	3/28/19	HKD	18,000	2,457
1	Brocade Communications Systems Inc. Cvt.	1.375%	1/1/20	USD	16,445	17,452
	Canadian Solar Inc. Cvt.	4.250%	2/15/19	USD	5,175	5,052
	Cap Gemini SA Cvt.	0.000%	1/1/19	EUR	1,657	2,344
	Cardtronics Inc. Cvt.	1.000%	12/1/20	USD	13,885	13,590
1	Ciena Corp. Cvt.	3.750%	10/15/18	USD	16,895	21,425
1	Citrix Systems Inc. Cvt.	0.500%	4/15/19	USD	24,000	25,005
	Davis and Henderson Corp Cvt	6.000%	9/30/18	CAD	4,578	5,170
	Econocom Group Cvt.	1.500%	1/15/19	EUR	4,701	5,498
1	Electronics For Imaging Inc. Cvt.	0.750%	9/1/19	USD	5,235	5,310
	Epistar Corp. Cvt.	0.000%	8/7/18	USD	5,700	6,254
1	Euronet Worldwide Inc. Cvt.	1.500%	10/1/44	USD	685	724
	Indra Sistemas SA Cvt.	1.750%	10/17/18	EUR	1,400	1,461
	InvenSense Inc. Cvt.	1.750%	11/1/18	USD	8,120	8,211
	j2 Global Inc. Cvt.	3.250%	6/15/29	USD	17,446	20,303
	Mentor Graphics Corp. Cvt.	4.000%	4/1/31	USD	9,475	11,607
1	Microchip Technology Inc. Cvt.	1.625%	2/15/25	USD	16,265	17,282
	Nihon Unisys Ltd. Cvt.	0.000%	6/20/16	JPY	350,000	3,299
	NVIDIA Corp. Cvt.	1.000%	12/1/18	USD	32,065	38,638
1	NXP Semiconductor NV Cvt.	1.000%	12/1/19	USD	31,242	34,151
	ON Semiconductor Corp. Cvt.	2.625%	12/15/26	USD	13,017	17,305
1	Palo Alto Networks Inc. Cvt.	0.000%	7/1/19	USD	4,170	5,875
	Photronics Inc. Cvt.	3.250%	4/1/19	USD	7,947	8,374
1	Red Hat Inc. Cvt.	0.250%	10/1/19	USD	28,000	33,145
	Salesforce.com Inc. Cvt.	0.250%	4/1/18	USD	21,640	26,266
	Semiconductor Manufacturing International
	Corp. Cvt.	0.000%	11/7/18	USD	4,500	4,771
1	SunEdison Inc. Cvt.	0.250%	1/15/20	USD	13,980	14,242
1	SunEdison Inc. Cvt.	2.375%	4/15/22	USD	11,920	13,261
1	SunPower Corp. Cvt.	0.875%	6/1/21	USD	7,290	7,153
	Synchronoss Technologies Inc. Cvt.	0.750%	8/15/19	USD	12,370	13,808
1	Trina Solar Ltd. Cvt.	3.500%	6/15/19	USD	2,975	2,808
	TTM Technologies Inc. Cvt.	1.750%	12/15/20	USD	11,808	12,708
	Verint Systems Inc. Cvt.	1.500%	6/1/21	USD	24,100	27,444
1	Vishay Intertechnology Inc. Cvt.	2.250%	5/15/41	USD	10,635	9,352
	WebMD Health Corp. Cvt.	2.500%	1/31/18	USD	2,690	2,739
	WebMD Health Corp. Cvt.	1.500%	12/1/20	USD	10,320	10,926
	Yandex NV Cvt.	1.125%	12/15/18	USD	2,721	2,219
						489,433
Materials (4.4%)
	APERAM Cvt.	0.625%	7/8/21	USD	7,400	8,096
	Buzzi Unicem SPA Cvt.	1.375%	7/17/19	EUR	3,700	4,664
	Cemex SAB de CV Cvt.	3.750%	3/15/18	USD	4,355	5,378
	Chemtrade Logistics Income Fund Cvt.	5.750%	12/31/18	CAD	332	292
1	Chemtrade Logistics Income Fund Cvt.	5.250%	6/30/21	CAD	5,331	4,424
	Gabriel Finance LP Cvt.	2.000%	11/26/16	EUR	4,100	4,618
	Logo Star Ltd. Cvt.	1.500%	11/22/18	HKD	24,000	4,007
	NV Bekaert SA Cvt.	0.750%	6/18/18	EUR	5,200	5,752
	Outokumpu OYJ Cvt.	3.250%	2/26/20	EUR	6,900	7,934
	RTI International Metals Inc. Cvt.	1.625%	10/15/19	USD	17,660	17,406
	Salzgitter Finance BV Cvt.	2.000%	11/8/17	EUR	4,650	6,330
[1,2] ShengdaTech Inc. Cvt.		6.500%	12/15/15	USD	305	1
	Teijin Ltd. Cvt.	0.000%	12/12/18	JPY	140,000	1,346
	Teijin Ltd. Cvt.	0.000%	12/10/21	JPY	610,000	6,075
	Toray Industries Inc. Cvt.	0.000%	8/31/21	JPY	560,000	5,975
	United States Steel Corp. Cvt.	2.750%	4/1/19	USD	2,615	3,136
						85,434

Telecommunication Services (0.1%)
Inmarsat PLC Cvt.	1.750%	11/16/17	USD	2,000	2,837

Utilities (1.6%)
Chugoku Electric Power Co. Inc. Cvt.	0.000%	3/25/20	JPY	580,000	5,085
ENN Energy Holdings Ltd. Cvt.	0.000%	2/26/18	USD	5,500	5,899
Northland Power Inc. Cvt.	5.000%	6/30/19	CAD	3,056	2,533
Northland Power Inc. Cvt.	4.750%	6/30/20	CAD	6,225	5,104
Parpublica - Participacoes Publicas SGPS SA
Cvt.	5.250%	9/28/17	EUR	2,850	3,537
Suez Environnement Co. Cvt.	0.000%	2/27/20	EUR	2,336	3,013
Superior Plus Corp. Cvt.	6.000%	6/30/19	CAD	1,067	898
YTL Corp. Finance Labuan Ltd. Cvt.	1.875%	3/18/15	USD	4,200	4,179
					30,248
Total Convertible Bonds (Cost $1,669,798)					1,745,625
				Shares
Convertible Preferred Stocks (7.5%)
Energy (2.2%)
1 Chesapeake Energy Corp. Pfd.	5.750%			15,490	15,577
Goodrich Petroleum Corp. Pfd.	5.375%			229,453	2,467
Halcon Resources Corp. Pfd.	5.750%			16,120	5,602
McDermott International Inc. Pfd.	6.250%			421,500	4,468
1 Penn Virginia Corp. Pfd.	6.000%			132,578	8,316
Rex Energy Corp. Pfd.	6.000%			81,900	3,975
Sanchez Energy Corp. Pfd.	4.875%			55,760	2,077
					42,482
Financials (1.6%)
American Tower Corp. Pfd.	5.500%			114,400	11,583
Crown Castle International Corp. Pfd.	4.500%			118,500	12,620
Wintrust Financial Corp. Pfd.	5.000%			5,640	7,163
					31,366
Health Care (2.0%)
Actavis plc Pfd.	5.500%			18,500	18,826
Alere Inc. Pfd.	3.000%			28,706	9,380
Amsurg Corp. Pfd.	5.250%			94,300	11,457
					39,663
Industrials (0.5%)
Genesee & Wyoming Inc. Pfd.	5.000%			72,440	9,348

Materials (0.1%)
ArcelorMittal Pfd.	6.000%			78,500	1,367

Telecommunication Services (1.1%)
Iridium Communications Inc. Pfd.	6.750%			27,290	9,565
Iridium Communications Inc. Pfd.	7.000%			101,800	11,408
					20,973
Total Convertible Preferred Stocks (Cost $162,503)					145,199
Temporary Cash Investment (1.8%)
Money Market Fund (1.8%)
3 Vanguard Market Liquidity Fund
(Cost $35,217)	0.134%			35,216,658	35,217
Total Investments (99.9%) (Cost $1,867,758)					1,926,270
Other Assets and Liabilities-Net (0.1%)					1,145
Net Assets (100%)					1,927,415

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2015, the aggregate value of these securities was $486,094,000, representing 25.2% of net assets.
2 Non-income-producing security--interest payments in default.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—Euro.
GBP—British pound.
HKD—Hong Kong dollar.
JPY—Japanese yen.
KRW—South Korean won.
SEK—Swedish krona.
SGD—Singapore dollar.
USD—U.S. dollar.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of February 28, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	229	—	—
Convertible Bonds	—	1,737,690	7,935
Convertible Preferred Stocks	30,409	114,790	—
Temporary Cash Investments	35,217	—	—
Forward Currency Contracts—Assets	—	7,405	—
Forward Currency Contracts—Liabilities	—	(571)	—
Total	65,855	1,859,314	7,935

D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At February 28, 2015, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts, except for Hong Kong dollar and Singapore dollar currency contracts, is treated as realized gain (loss) for tax purposes.

				Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
UBS AG	4/23/15	USD	176,951	EUR	153,360	5,219
UBS AG	4/23/15	USD	72,273	JPY	8,569,340	582
UBS AG	4/23/15	USD	36,026	CAD	43,812	1,007
UBS AG	4/23/15	USD	29,449	GBP	19,446	(561)

UBS AG	4/23/15	USD	19,568	HKD	151,700	9
UBS AG	4/23/15	USD	7,783	SGD	10,425	144
UBS AG	4/23/15	USD	5,288	SEK	43,285	93
UBS AG	4/23/15	USD	4,048	CHF	3,539	328
UBS AG	4/23/15	USD	3,668	KRW	4,009,870	23
UBS AG	4/23/15	USD	1,579	CAD	1,989	(10)
						6,834
Refer to the Statement of Net Assets for currency abbreviations.

At February 28, 2015, counterparties had deposited in segregated accounts securities with a value of $3,407,000 in connection with open forward currency contracts.

E. At February 28, 2015, the cost of investment securities for tax purposes was $1,867,841,000. Net unrealized appreciation of investment securities for tax purposes was $58,429,000, consisting of unrealized gains of $149,836,000 on securities that had risen in value since their purchase and $91,407,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD CONVERTIBLE SECURITIES FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 16, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CONVERTIBLE SECURITIES FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 16, 2015

VANGUARD CONVERTIBLE SECURITIES FUND

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: April 16, 2015

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.